Restructuring	9 Months Ended
Sep. 30, 2012
Restructuring
Restructuring

19.                               Restructuring

The Company is undergoing a management reorganization. This will have the effect of streamlining our management ranks and refocusing our approach to delivering solutions to customers.  This will result in severances, relocations, retirements and changed responsibilities across our management ranks resulting in approximately $7 million of one-time charges during 2012 and early 2013.

We incurred total restructuring costs of $3.5 million in the quarter ended September 30, 2012, the majority of which related to severances, recruiting and other related expenses.  As of September 30, 2012, $1.1 million of the restructuring cost has been paid and the remaining $2.4 million was a liability which is expected to be paid out by the end of the fourth quarter of 2013.

The expenses associated with the restructuring are included in the Selling, general and administrative in the consolidated statements of operations. The liabilities associated with the restructuring are included in the other accrued expenses in the consolidated balance sheets.